Trade Accounts Receivables and Other Current Assets (Tables)	12 Months Ended
Dec. 31, 2017
Receivables [Abstract]
Schedule of Other Current Assets

Other current assets consist of the following:

	Year Ended
	December 31,
(U.S. Dollars in thousands)	2017	2016
Insurance claims for recoveries	$1,750	$—
Refund of value added tax	865	653
Prepaid expenses	1,997	1,109
Other receivables	998	327

Total other current assets	$5,610	$2,089